Restructuring Activities 2011 Global Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Reserve [Roll Forward]
Restructuring charges (reversals)	$ 6.8	$ (22.9)	$ (75.0)
2011 US Plan [Member]
Restructuring Reserve [Roll Forward]
Restructuring Reserve	12.2	55.7	137.5
Restructuring charges (reversals)	(0.2)	(14.6)	(13.0)
Payments for Restructuring	(1.9)	(26.5)	(64.9)
Restructuring Reserve, Settled without Cash		1.1	(7.6)
Restructuring Reserve, Translation Adjustment	(1.3)	(3.5)	3.7
Restructuring Reserve	8.8	12.2	55.7
Restructuring and Related Cost, Cost Incurred to Date	166.2	166.4	181.0
Restructuring and Related Cost, Expected Cost	166.2	166.4	181.0
Severance and employee benefits | 2011 US Plan [Member]
Restructuring Reserve [Roll Forward]
Restructuring Reserve	0.7	21.0	31.0
Restructuring charges (reversals)	0.6	(14.3)	(11.5)
Payments for Restructuring	(0.5)	(3.3)	(0.7)
Restructuring Reserve, Settled without Cash		(0.9)	0.0
Restructuring Reserve, Translation Adjustment	(0.1)	(1.8)	2.2
Restructuring Reserve	0.7	0.7	21.0
Restructuring and Related Cost, Cost Incurred to Date	22.9	22.3	36.6
Restructuring and Related Cost, Expected Cost	22.9	22.3	36.6
Contract termination | 2011 US Plan [Member]
Restructuring Reserve [Roll Forward]
Restructuring Reserve	0.0	10.5	69.5
Restructuring charges (reversals)	0.0	0.0	0.0
Payments for Restructuring	0.0	(10.5)	(59.4)
Restructuring Reserve, Settled without Cash		0.0	0.0
Restructuring Reserve, Translation Adjustment	0.0	0.0	0.4
Restructuring Reserve	0.0	0.0	10.5
Restructuring and Related Cost, Cost Incurred to Date	106.5	106.5	106.5
Restructuring and Related Cost, Expected Cost	106.5	106.5	106.5
Other | 2011 US Plan [Member]
Restructuring Reserve [Roll Forward]
Restructuring Reserve	11.5	24.2	37.0
Restructuring charges (reversals)	(0.8)	(0.3)	(1.5)
Payments for Restructuring	(1.4)	(12.7)	(4.8)
Restructuring Reserve, Settled without Cash		2.0	(7.6)
Restructuring Reserve, Translation Adjustment	(1.2)	(1.7)	1.1
Restructuring Reserve	8.1	11.5	24.2
Restructuring and Related Cost, Cost Incurred to Date	36.8	37.6	37.9
Restructuring and Related Cost, Expected Cost	$ 36.8	$ 37.6	$ 37.9